SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted average useful lives of intangible assets (Details)	Dec. 31, 2025
Maximum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	49 years
Minimum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	2 years
Purchased software | Maximum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	10 years
Purchased software | Minimum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	2 years
Radio spectrum license
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	15 years
Operating permits | Maximum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	49 years
Operating permits | Minimum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	18 years
Licenses
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	15 years
Trade names
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	20 years
Internal use software
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	3 years
Customer contract | Maximum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	10 years
Customer contract | Minimum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	7 years